Intangible Asset, Net (Details)	6 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Intangible Asset, Net [Abstract]
Amortization expense	¥ 492,922	¥ 492,922
Intangible assets, net	¥ 47,238,366		$ 6,628,272	¥ 47,731,288